JOHN HANCOCK
--------------------------------------------------------------------------------

Prospectus 3.1.02       Income funds

                        Bond Fund

                        Government Income Fund

                        High Income Fund

                        High Yield Bond Fund

                        Investment Grade Bond Fund
                        formerly Intermediate Government Fund

                        Strategic Income Fund


    [LOGO](R)           As with all mutual funds, the Securities and Exchange
------------------      Commission has not approved or disapproved these funds
JOHN HANCOCK FUNDS      or determined whether the information in this prospectus
                        is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------


A fund-by-fund summary          Bond Fund                                      4
of goals, strategies, risks,
performance and expenses.       Government Income Fund                         6

                                High Income Fund                               8

                                High Yield Bond Fund                          10

                                Investment Grade Bond Fund                    12

                                Strategic Income Fund                         14

Policies and instructions for   Your account
opening, maintaining and
closing an account in any       Choosing a share class                        16
income fund.                    How sales charges are calculated              16
                                Sales charge reductions and waivers           17
                                Opening an account                            18
                                Buying shares                                 19
                                Selling shares                                20
                                Transaction policies                          22
                                Dividends and account policies                22
                                Additional investor services                  23

Further information on          Fund details
the income funds.
                                Business structure                            24
                                Financial highlights                          25

                                For more information                  back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK INCOME FUNDS

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     are seeking a regular stream of income

o     want to diversify their portfolios

o are seeking a mutual fund for the income portion of an asset allocation portfolio

o     are retired or nearing retirement

Income funds may NOT be appropriate if you:

o     are investing for maximum return over a long time horizon

o     require absolute stability of your principal

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds and other debt securities. These include corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
-----------------------------------

Executive vice president of adviser
Joined fund team in 1988
Joined adviser in 1985
Began business career in 1977


Benjamin A. Matthews
-----------------------------------

Vice president of adviser
Joined fund team in 1995
Joined adviser in 1995
Began business career in 1970

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
1992    1993     1994    1995    1996    1997     1998    1999    2000    2001

8.19%  11.69%   -2.77%  19.45%   4.09%   9.66%    7.50%  -1.36%  10.39%  7.15%

Best quarter: Q2 '95, 6.57% Worst quarter: Q1 '94, -2.71%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                            Life of    Life of
                            1 year    5 year     10 year    Class B    Class C
Class A                     2.33%     5.60%      6.73%      --         --
Class B - began 11/23/93    1.41%     5.53%      --         5.84%      --
Class C - began 10/1/98     4.34%     --         --         --         3.71%
Index                       10.40%    7.22%      7.68%      7.01%*     5.53%

Index: Lehman Brothers Credit Bond Index, an unmanaged index of U.S. corporate bonds and Yankee bonds.

*As of December 1, 1993.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.50%        0.50%        0.50%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.32%        0.32%        0.32%
Total fund operating expenses                1.12%        1.82%        1.82%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $559         $790         $1,039       $1,752
Class B - with redemption       $685         $873         $1,185       $1,954
        - without redemption    $185         $573         $  985       $1,954
Class C - with redemption       $382         $667         $1,075       $2,216
        - without redemption    $283         $667         $1,075       $2,216

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
----------------------------

Ticker            JHNBX
CUSIP             410223101
Newspaper         BondA
SEC number        811-2402
JH fund number    21


Class B
----------------------------

Ticker            JHBBX
CUSIP             410223309
Newspaper         BondB
SEC number        811-2402
JH fund number    121


Class C
----------------------------

Ticker            JHCBX
CUSIP             410223200
Newspaper         --
SEC number        811-2402
JH fund number    521

Government Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. government and agency securities. There is no limit on the fund's average maturity.

The fund may invest in higher-risk securities, including dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high-yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the managers consider interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high-yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
---------------------------------

Senior vice president of adviser
Joined fund team in 1995
Joined adviser in 1986
Began business career in 1986


Dawn M. Baillie
---------------------------------

Second vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
1992    1993     1994    1995    1996    1997     1998    1999    2000    2001

5.28%  7.64%    -5.29%  17.73%   1.32%   8.67%    7.96%   -3.15%  11.35%  5.91%

Best quarter: Q3 '91, 6.59% Worst quarter: Q1 '94, -3.52%

--------------------------------------------------------------------------------
Average annual total returns-- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                               Life of  Life of
                                  1 year   5 year    10 year   Class A  Class C
Class A - began 9/30/94           1.88%    5.81%     --        6.74%    --
Class B                           0.91%    5.70%     5.54%     --       --
Class C - began 4/1/99            3.87%    --        --        --       5.16%
Index                             7.23%    7.40%     7.14%     7.97%    6.99%

Index: Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.63%        0.63%        0.63%
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
Other expenses                               0.27%        0.27%        0.27%
Total fund operating expenses                1.15%        1.90%        1.90%
Management fee reduction
(at least until 9/30/02)                     0.13%        0.13%        0.13%
Net annual operating expenses                1.02%        1.77%        1.77%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $549         $787         $1,043       $1,774
Class B - with redemption       $680         $884         $1,214       $2,016
        - without redemption    $180         $584         $1,014       $2,016
Class C - with redemption       $377         $679         $1,104       $2,289
        - without redemption    $278         $679         $1,104       $2,289

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
----------------------------

Ticker            JHGIX
CUSIP             41014P854
Newspaper         GvIncA
SEC number        811-3006
JH fund number    56


Class B
----------------------------

Ticker            TSGIX
CUSIP             41014P847
Newspaper         GvIncB
SEC number        811-3006
JH fund number    156


Class C
----------------------------

Ticker            TCGIX
CUSIP             41014P797
Newspaper         --
SEC number        811-3006
JH fund number    556

High Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks high current income. In pursuing this goal, the fund normally invests at least 80% of its assets in U.S. and foreign bonds rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and debt security selection.

In choosing individual debt securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves.

The fund may invest up to 15% of assets in non-U.S. dollar denominated securities. The fund may also use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted and illiquid securities.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
--------------------------------

Senior vice president of adviser
Joined fund team in 2001
Joined adviser in 1986
Began business career in 1975


Daniel S. Janis, III
--------------------------------

Second vice president of adviser
Joined fund team in 2001
Joined adviser in 1999
Senior risk manager at Bank
 Boston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984

PAST PERFORMANCE

[Clip Art] This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because the fund has existed for less than a full calendar year, there is no past performance to report.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annualized expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum front-end sales charge
(load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.65%        0.65%        0.65%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               1.47%        1.47%        1.47%
Total fund operating expenses                2.42%        3.12%        3.12%
Expense reimbursement
(at least until 09/30/02)                    1.17%        1.17%        1.17%
Net annual operating expenses                1.25%        1.95%        1.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                                  Year 1       Year 3
--------------------------------------------------------------------------------
Class A                                                   $572         $1,064
Class B - with redemption                                 $698         $1,153
        - without redemption                              $198         $  853
Class C - with redemption                                 $395         $  945
        - without redemption                              $296         $  945

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            JAHIX
CUSIP             410227870
Newspaper         --
SEC number        811-4651
JH fund number    72

Class B
---------------------------

Ticker            JBHIX
CUSIP             410227862
Newspaper         --
SEC number        811-4651
JH fund number    172

Class C
---------------------------

Ticker            JCHIX
CUSIP             410227854
Newspaper         --
SEC number        811-4651
JH fund number    572

High Yield Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks high current income. Capital appreciation is a second-ary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign high yield bonds and other fixed income securities rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield fixed income securities rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the manager concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual bonds to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves.

The manager also looks at companies' financing cycles to determine which types of securities (for example, bonds, preferred stocks or common stocks) to favor. The fund typically invests in a broad range of industries, although it may invest up to 40% of assets in electric utilities and telecommunications companies.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign stocks.


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


================================================================================


PORTFOLIO MANAGER


Arthur N. Calavritinos, CFA
------------------------------

Vice president of adviser
Joined fund team in 1995
Joined adviser in 1988
Began business career in 1986



PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1992    1993     1994    1995    1996    1997    1998     1999    2000    2001

13.15%  21.39%   -6.08%  14.59%  15.18%  16.88%  -11.88%  10.08%  -8.08%  0.12%

Best quarter: Q1 '93, 8.90% Worst quarter: Q3 '98, -18.05%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                            Life of    Life of
                            1 year     5 year    10 year    Class A   Class C
Class A - began 6/30/93     -3.60%    0.66%      --         4.06%     --
Class B                     -4.36%    0.60%      5.91%      --        --
Class C - began 5/1/98      -1.75%    --         --         --        -5.38%
Index                       -5.28%    3.11%      7.28%      5.86%     -0.10%

Index: Lehman Brothers High Yield Bond Index, an unmanaged index of high yield bonds.

MAIN RISKS

[Clip Art] The major factors in the fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o If the fund concentrates its investments in telecommunications or electric utilities, its performance could be tied more closely to those industries than to the market as a whole.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum front-end sales charge
(load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.52%        0.52%        0.52%
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
Other expenses                               0.22%        0.22%        0.22%
Total fund operating expenses                0.99%        1.74%        1.74%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $546         $751         $  972       $1,608
Class B - with redemption       $677         $848         $1,144       $1,853
        - without redemption    $177         $548         $  944       $1,853
Class C - with redemption       $374         $643         $1,034       $2,131
        - without redemption    $275         $643         $1,034       $2,131

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            JHHBX
CUSIP             41014P839
Newspaper         HiYldA
SEC number        811-3006
JH fund number    57

Class B
---------------------------

Ticker            TSHYX
CUSIP             41014P821
Newspaper         HiYldB
SEC number        811-3006
JH fund number    157

Class C
---------------------------

Ticker            JHYCX
CUSIP             41014P813
Newspaper         HiYldC
SEC number        811-3006
JH fund number    557

Investment Grade Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds and other debt securities (securities rated from AAA to BBB). Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.

In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities).


In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
---------------------------------

Senior vice president of adviser
Joined fund team in 1995
Joined adviser in 1986
Began business career in 1986


Dawn M. Baillie
---------------------------------

Second vice president of adviser
Joined fund team in 1998
Joined adviser in 1985
Began business career in 1985

Indexes

Index 1: Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

Index 2: Lipper Intermediate U.S. Government Index, an unmanaged index of intermediate-term government bond funds.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible, investment-grade debt issues.

In the future, the adviser will compare the fund's performance only to the Lehman Brothers Aggregate Bond Index since it more closely represents the fund's investment strategy.

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1992    1993     1994    1995    1996    1997     1998    1999    2000    2001

6.56%    3.95%    1.05%  10.25%   3.35%   8.79%    8.58%   -1.06%  10.98%  7.27%

Best quarter: Q3 '01, 5.05% Worst quarter: Q1 '96, -1.35%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                                        Life of
                                      1 year     5 year      10 Year    Class C
Class A                               4.03%      6.17%       5.58%      --
Class B                               3.49%      6.04%       5.17%      --
Class C - began 4/1/99                4.38%      --          --         5.39%
Index 1                               7.23%      7.40%       7.14%      6.99%
Index 2                               7.57%      6.72%       6.21%      6.51%
Index 3                               8.44%      7.43%       7.23%      7.06%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects,it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum front-end sales charge
(load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.40%        0.40%        0.40%
Distribution and service (12b-1) fees        0.25%        1.00%        1.00%
Other expenses                               0.40%        0.40%        0.40%
Total fund operating expenses                1.05%        1.80%        1.80%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $552         $769         $1,003       $1,675
Class B - with redemption       $683         $866         $1,175       $1,919
        - without redemption    $183         $566         $  975       $1,919
Class C - with redemption       $380         $661         $1,065       $2,195
        - without redemption    $281         $661         $1,065       $2,195

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            TAUSX
CUSIP             41014P102
Newspaper         IntGvA
SEC number        811-3006
JH fund number    55

Class B
---------------------------

Ticker            TSUSX
CUSIP             41014P201
Newspaper         IntGvB
SEC number        811-3006
JH fund number    155

Class C
---------------------------

Ticker            TCUSX
CUSIP             41014P789
Newspaper         --
SEC number        811-3006
JH fund number    555

Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets

o     U.S. government and agency securities

o     U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

PORTFOLIO MANAGERS


Frederick L. Cavanaugh, Jr.
--------------------------------

Senior vice president of adviser
Joined fund team in 1986
Joined adviser in 1986
Began business career in 1975

Daniel S. Janis, III
--------------------------------

Second vice president of adviser
Joined fund team in 1999
Joined adviser in 1999
Senior risk manager at
 BankBoston (1997-1998)
Manager of forward desk at
 Morgan Stanley (1991-1997)
Began business career in 1984


PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1992   1993     1994    1995    1996    1997     1998    1999    2000    2001

7.68%  13.93%   -3.05%  18.70%  11.68%  12.67%    5.41%   3.35%   1.14%   4.94%

Best quarter: Q3 '91, 5.76% Worst quarter: Q1 '94, -2.50%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                            Life of    Life of
                            1 year    5 year    10 year     Class B    Class C
Class A                     0.18%     4.44%     6.96%       --         --
Class B - began 10/4/93     -0.62%    4.40%     --          6.17%      --
Class C - began 5/1/98      2.18%     --        --          --         1.92%
Index                       8.50%     7.37%     7.27%       6.52%      6.82%


Index: Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.

o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o Stock investments may go down in value due to stock market movements or negative company or industry events.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)          Class A      Class B      Class C
--------------------------------------------------------------------------------

Maximum sales charge (load)                  4.50%        5.00%        2.00%
Maximum front-end sales charge
(load) on purchases
as a % of purchase price                     4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                            none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                               0.37%        0.37%        0.37%
Distribution and service (12b-1) fees        0.30%        1.00%        1.00%
Other expenses                               0.26%        0.26%        0.26%
Total fund operating expenses                0.93%        1.63%        1.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $541         $733         $  942       $1,542
Class B - with redemption       $666         $814         $1,087       $1,746
        - without redemption    $166         $514         $  887       $1,746
Class C - with redemption       $363         $609         $  978       $2,013
        - without redemption    $264         $609         $  978       $2,013

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            JHFIX
CUSIP             410227102
Newspaper         StrIncA
SEC number        811-4651
JH fund number    91


Class B
---------------------------

Ticker            STIBX
CUSIP             410227300
Newspaper         StrIncB
SEC number        811-4651
JH fund number    191


Class C
---------------------------

Ticker            JSTCX
CUSIP             410227888
Newspaper         StrIncC
SEC number        811-4651
JH fund number    591

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A

o     A front-end sales charge, as described at right.

o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond, High Income and Strategic Income).

--------------------------------------------------------------------------------
Class B

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment

Up to $99,999              4.50%           4.71%

$100,000 - $249,999        3.75%           3.90%

$250,000 - $499,999        2.75%           2.83%

$500,000 - $999,999        2.00%           2.04%

$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                           As a % of       As a % of your
Your investment            offering price  investment

Up to $1,000,000           1.00%           1.01%

$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold

First $1M - $4,999,999                     1.00%

Next $1 - $5M above that                   0.50%

Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on
Years after                             fund shares
purchase                                being sold

1st year                                5.00%

2nd year                                4.00%

3rd year                                3.00%

4th year                                3.00%

5th year                                2.00%

6th year                                1.00%

After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC

1st year                                1.00%

After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                 YOUR ACCOUNT 17

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening a trust, corporate or power of attorney account. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o  Make out a check for the       o  Make out a check for the
               investment amount, payable to     investment amount payable to
               "John Hancock Signature           "John Hancock Signature
               Services, Inc."                   Services, Inc."

            o  Deliver the check and your     o  Fill out the detachable
               completed application to your     investment slip from an
               financial representative, or      account statement. If no slip
               mail them to Signature            is available, include a note
               Services (address below).         specifying the fund name, your
                                                 share class, your account
                                                 number and the name(s) in
                                                 which the account is
                                                 registered.

                                              o  Deliver the check and your
                                                 investment slip or note to
                                                 your financial representative,
                                                 or mail them to Signature
                                                 Services (address below).

By exchange

[Clip Art]  o  Call your financial            o  Log on to www.jhfunds.com to
               representative or Signature       process exchanges between
               Services to request an            funds.
               exchange.
                                              o  Call EASI-Line for automated
                                                 service 24 hours a day using
                                                 your touch-tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

By wire

[Clip Art]  o  Deliver your completed         o  Instruct your bank to wire the
               application to your financial     amount of your investment to:
               representative, or mail it to
               Signature Services.               First Signature Bank & Trust
                                                 Account # 900000260
            o  Obtain your account number by     Routing # 211475000
               calling your financial
               representative or Signature    Specify the fund name, your share
               Services.                      class, your account number and
                                              the name(s) in which the account
            o  Instruct your bank to wire the is registered. Your bank may amount of your investment to:  charge a fee to wire funds.

               First Signature Bank & Trust
               Account # 900000260
               Routing # 211475000

            Specify the fund name, your
            choice of share class, the new
            account number and the name(s) in
            which the account is registered.
            Your bank may charge a fee to
            wire funds.

By Internet

[Clip Art]  See "By exchange" and "By wire."  o  Verify that your bank or credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.

                                              o  Complete the "Bank
                                                 Information" section on your
                                                 account application.

                                              o  Log on to www.jhfunds.com to
                                                 initiate purchases using your
                                                 authorized bank account.

By phone

[Clip Art]  See "By exchange" and "By wire."  o  Verify that your bank or credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.

                                              o  Complete the "Bank
                                                 Information" section on your
                                                 account application.

                                              o  Call EASI-Line for automated
                                                 service 24 hours a day using
                                                 your touch-tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services between 8 a.m. and 4
                                                 p.m. Eastern Time on most
                                                 business days.

----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000                To open or add to an account
Boston, MA 02217-1000                         using the Monthly Automatic
                                              Accumulation Program, see
Phone Number: 1-800-225-5291                  "Additional investor services."

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Accounts of any type.          o  Write a letter of instruction
                                                 or complete a stock power
            o  Sales of any amount.              indicating the fund name,
                                                 your share class, your
                                                 account number, the name(s)
                                                 in which the account is
                                                 registered and the dollar
                                                 value or number of shares you
                                                 wish to sell.

                                              o  Include all signatures and
                                                 any additional documents that
                                                 may be required (see next
                                                 page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to the
                                                 name(s) and address in which
                                                 the account is registered, or
                                                 otherwise according to your
                                                 letter of instruction.

By Internet

[Clip Art]  o  Most accounts.                 o  Log on to www.jhfunds.com to
                                                 initiate redemptions from
            o  Sales of up to $100,000.          your funds.

By phone

[Clip Art]  o  Most accounts.                 o  Call EASI-Line for automated
                                                 service 24 hours a day using
            o  Sales of up to $100,000.          your touch-tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services between 8 a.m. and 4
                                                 p.m. Eastern Time on most
                                                 business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to sell     o  To verify that the Internet
               any amount.                       or telephone redemption
                                                 privilege is in place on an
            o  Requests by Internet or phone     account, or to request the
               to sell up to $100,000.           form to add it to an existing
                                                 account, call Signature
                                                 Services.

                                              o  Amounts of $1,000 or more
                                                 will be wired on the next
                                                 business day. A $4 fee will
                                                 be deducted from your
                                                 account.

                                              o  Amounts of less than $1,000
                                                 may be sent by EFT or by
                                                 check. Funds from EFT
                                                 transactions are generally
                                                 available by the second
                                                 business day. Your bank may
                                                 charge a fee for this
                                                 service.

By exchange

[Clip Art]  o  Accounts of any type.          o  Obtain a current prospectus
                                                 for the fund into which you
            o  Sales of any amount.              are exchanging by Internet or
                                                 by calling your financial
                                                 representative or Signature
                                                 Services.

                                              o  Log on to www.jhfunds.com to
                                                 process exchanges between
                                                 your funds.

                                              o  Call EASI-Line for automated
                                                 service 24 hours a day using
                                                 your touch-tone phone at
                                                 1-800-338-8080.

                                              o  Call your financial
                                                 representative or Signature
                                                 Services to request an
                                                 exchange.

By check

[Clip Art]  o  Government Income, High        o  Request checkwriting on your
               Income, Investment Grade Bond     account application.
               and Strategic Income only.
                                              o  Verify that the shares to be
            o  Any account with checkwriting     sold were purchased more than
               privileges.                       10 days earlier or were
                                                 purchased by wire.
            o  Sales of over $100.
                                              o  Write a check for any amount
                                                 over $100.


20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
 Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint, or          o  Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                             o  On the letter, the signatures of
                                            all persons authorized to sign for
                                            the account, exactly as the account
                                            is registered.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners of corporate, sole                o  Letter of instruction.
proprietorship, general partner or
association accounts.                    o  Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/ organization
                                            certification form.

                                         o  On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.    o  Letter of instruction.

                                         o  On the letter, the signature(s) of
                                            the trustee(s).

                                         o  Copy of the trust document
                                            certified within the past 12 months
                                            or a John Hancock Funds trust
                                            certification form.

                                         o  Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights   o  Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                         o  Copy of death certificate.

                                         o  Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.        o  Letter of instruction signed by
                                            executor.

                                         o  Copy of order appointing executor,
                                            certified within the past 12
                                            months.

                                         o  Signature guarantee if applicable
                                            (see above).

Administrators, conservators,            o  Call 1-800-225-5291 for
guardians and other sellers or account      instructions.
types not listed above.

--------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative
for instructions and assistance.
--------------------------------------

                            To sell shares through a systematic withdrawal plan,
                                             see "Additional investor services."


                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign bonds or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the


22 YOUR ACCOUNT
combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Government Income, High Income, High Yield Bond and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholderapproval.

The trustees of Bond, Government Income, High Income, High Yield Bond and Investment Grade Bond Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Bond                                      0.50%
Government Income                         0.50%
High Income                               0.00%
High Yield Bond                           0.52%
Investment Grade Bond                     0.40%
Strategic Income                          0.37%


                            -----------------------
                                  Shareholders
                            -----------------------

    Distribution and
  shareholder services

               ---------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
               ---------------------------------------------------


               ---------------------------------------------------
                              Principal distributor

                             John Hancock Funds, LLC

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
               ---------------------------------------------------


               ---------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               ---------------------------------------------------

                                                                     Asset
                                                                  Management

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------


               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each funds' NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


24 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures audited by Ernst & Young LLP.

CLASS A SHARES -- PERIOD ENDED                            12-31-96   5-31-97(1)   5-31-98     5-31-99       5-31-00     5-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $15.40     $14.90      $14.78      $15.25        $14.76      $13.93
Net investment income                                         1.09       0.44        1.05(2)     0.97(2)       0.96(2)     0.92(2)
Net realized and unrealized gain (loss) on investments       (0.50)     (0.12)       0.47       (0.49)        (0.83)       0.76
Total from investment operations                              0.59       0.32        1.52        0.48          0.13        1.68
Less distributions
From net investment income                                   (1.09)     (0.44)      (1.05)      (0.97)        (0.96)      (0.92)
Net asset value, end of period                              $14.90     $14.78      $15.25      $14.76        $13.93      $14.69
Total return(3) (%)                                           4.11       2.22(4)    10.54        3.11          0.97       12.38
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $1,416     $1,362      $1,328      $1,279        $1,098      $1,140
Ratio of expenses to average net assets (%)                   1.14       1.11(5)     1.08        1.07          1.11        1.12
Ratio of net investment income to average net assets (%)      7.32       7.38(5)     6.90        6.35          6.69        6.38
Portfolio turnover (%)                                         123         58         198         228           162         235

CLASS B SHARES -- PERIOD ENDED                            12-31-96   5-31-97(1)   5-31-98     5-31-99       5-31-00     5-31-01
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $15.40     $14.90      $14.78      $15.25        $14.76      $13.93
Net investment income                                         0.98       0.40        0.95(2)     0.86(2)       0.86(2)     0.83(2)
Net realized and unrealized gain (loss) on investments       (0.50)     (0.12)       0.47       (0.49)        (0.83)       0.76
Total from investment operations                              0.48       0.28        1.42        0.37          0.03        1.59
Less distributions
From net investment income                                   (0.98)     (0.40)      (0.95)      (0.86)        (0.86)      (0.83)
Net asset value, end of period                              $14.90     $14.78      $15.25      $14.76        $13.93      $14.69
Total return(3) (%)                                           3.38       1.93(4)     9.78        2.39          0.27       11.64
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $134       $133        $166        $239          $197        $218
Ratio of expenses to average net assets (%)                   1.84       1.81(5)     1.78        1.77          1.81        1.78
Ratio of net investment income to average net assets (%)      6.62       6.68(5)     6.18        5.65          6.00        5.71
Portfolio turnover (%)                                         123         58         198         228           162         235

CLASS C SHARES -- PERIOD ENDED                            5-31-99(6)   5-31-00   5-31-01
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period                       $15.61       $14.76    $13.93
Net investment income(2)                                     0.55         0.85      0.82
Net realized and unrealized gain (loss) on investments      (0.85)       (0.83)     0.76
Total from investment operations                            (0.30)        0.02      1.58
Less distributions
From net investment income                                  (0.55)       (0.85)    (0.82)
Net asset value, end of period                             $14.76       $13.93    $14.69
Total return(3) (%)                                         (1.95)(4)     0.28     11.60
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $21          $24       $26
Ratio of expenses to average net assets (%)                  1.77(5)      1.80      1.82
Ratio of net investment income to average net assets (%)     5.65(5)      6.01      5.66
Portfolio turnover (%)                                        228          162       235

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on October 1, 1998.


                                                                 FUND DETAILS 25

Government Income Fund
Figures audited by Ernst & Young LLP.

CLASS A SHARES -- PERIOD ENDED                            10-31-96  5-31-97(1)   5-31-98   5-31-99      5-31-00      5-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.32     $9.07        $8.93     $9.25        $9.02        $8.58
Net investment income(2)                                     0.65      0.37         0.62      0.57         0.55         0.55
Net realized and unrealized gain (loss) on investments      (0.25)    (0.14)        0.32     (0.23)       (0.44)        0.48
Total from investment operations                             0.40      0.23         0.94      0.34         0.11         1.03
Less distributions
From net investment income                                  (0.65)    (0.37)       (0.62)    (0.57)       (0.55)       (0.55)
Net asset value, end of period                              $9.07     $8.93        $9.25     $9.02        $8.58        $9.06
Total return(3) (%)                                          4.49      2.57(4)     10.82      3.64(5)      1.38(5)     12.26(5)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $396      $360         $340      $585         $505         $521
Ratio of expenses to average net assets (%)                  1.17      1.13(6)      1.10      1.05         1.05         1.02
Ratio of adjusted expenses to average net assets(7) (%)        --        --           --      1.10         1.18         1.15
Ratio of net investment income to average net assets (%)     7.10      7.06(6)      6.79      6.08         6.31         6.13
Portfolio turnover (%)                                        106       129          106       161(8)       106           68

CLASS B SHARES -- PERIOD ENDED                            10-31-96  5-31-97(1)   5-31-98   5-31-99      5-31-00      5-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.32     $9.08        $8.93     $9.25        $9.02        $8.58
Net investment income(2)                                     0.58      0.33         0.55      0.50         0.49         0.48
Net realized and unrealized gain (loss) on investments      (0.24)    (0.15)        0.32     (0.23)       (0.44)        0.48
Total from investment operations                             0.34      0.18         0.87      0.27         0.05         0.96
Less distributions
From net investment income                                  (0.58)    (0.33)       (0.55)    (0.50)       (0.49)       (0.48)
Net asset value, end of period                              $9.08     $8.93        $9.25     $9.02        $8.58        $9.06
Total return(3) (%)                                          3.84      2.02(4)     10.01      2.92(5)      0.64(5)     11.44(5)
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions) ($)                  $178      $153         $118      $197         $113          $93
Ratio of expenses to average net assets (%)                  1.90      1.86(6)      1.85      1.74         1.78         1.75
Ratio of adjusted expenses to average net assets(7) (%)        --        --           --      1.79         1.91         1.88
Ratio of net investment income to average net assets(4) (%)  6.37      6.32(6)      6.05      5.39         5.58         5.41
Portfolio turnover (%)                                        106       129          106       161(8)       106           68

CLASS C SHARES -- PERIOD ENDED                            5-31-99(9)   5-31-00   5-31-01
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.15        $9.02     $8.58
Net investment income(2)                                     0.07         0.49      0.48
Net realized and unrealized gain (loss) on investments      (0.13)       (0.44)     0.48
Total from investment operations                            (0.06)        0.05      0.96
Less distributions
From net investment income                                  (0.07)       (0.49)    (0.48)
Net asset value, end of period                              $9.02        $8.58     $9.06
Total return(3,5) (%)                                       (0.65)(4)     0.61     11.42
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        --(10)       --(10)    $2
Ratio of expenses to average net assets (%)                  1.80(6)      1.80      1.77
Ratio of adjusted expenses to average net assets(7) (%)      1.85(6)      1.93      1.90
Ratio of net investment income to average net assets (%)     5.33(6)      5.56      5.30
Portfolio turnover (%)                                        161(6)       106        68

(1)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) Total return would have been lower had certain expenses not been reduced during the periods shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)   Portfolio turnover excludes merger activity.
(9)   Class C shares began operations on April 1, 1999.
(10)  Less than $500,000.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year or period ended May 31, 1999, and years ended May 31, 2000 and 2001 would have been 3.59%, 1.25% and 12.13% for Class A, 2.87%, 0.51% and 11.31% for Class B and (0.66%), 0.48% and
11.29% for Class C, respectively.


26 FUND DETAILS

High Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                       5-31-01(1)
--------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
Net investment income(2)                                              0.15
Net realized and unrealized income loss on investments               (0.07)
Total from investment operations                                      0.08
Less distributions
From net investment income                                           (0.14)
Net asset value, end of period                                       $9.94
Total return(3) (%)                                                   0.89(4,5)
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (in millions)                                $10
Ratio of expenses to average net assets (%)                           1.25(6)
Ratio of adjusted expenses to average net assets(7) (%)               2.42(6)
Ratio of net investment income to average net assets (%)              5.93(6)
Portfolio turnover (%)                                                  13

CLASS B SHARES PERIOD ENDED:                                       5-31-01(1)
--------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
Net investment income(2)                                              0.13
Net realized and unrealized loss on investments                      (0.06)
Total from investment operations                                      0.07
Less distributions
From net investment income                                           (0.13)
Net asset value, end of period                                       $9.94
Total return(3) (%)                                                   0.71(4,5)
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (in millions)                                 --(8)
Ratio of expenses to average net assets (%)                           1.95(6)
Ratio of adjusted expenses to average net assets7 (%)                 3.12(6)
Ratio of net investment income to average net assets (%)              5.22(6)
Portfolio turnover (%)                                                  13

CLASS C SHARES PERIOD ENDED:                                       5-31-01(1)
--------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------
Net asset value, beginning of period                                $10.00
Net investment income(2)                                              0.13
Net realized and unrealized loss on investments                      (0.06)
Total from investment operations                                      0.07
Less distributions
From net investment income                                           (0.13)
Net asset value, end of period                                       $9.94
Total return(3) (%)                                                   0.71(4,5)
--------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------
Net assets, end of period (in millions) ($)                             --(8)
Ratio of expenses to average net assets (%)                           1.95(6)
Ratio of adjusted expenses to average net assets(7) (%)               3.12(6)
Ratio of net investment income to average net assets (%)              5.22(6)
Portfolio turnover (%)                                                  13

(1)   Class A, Class B and Class C shares began operations on March 1, 2001.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5) The total return would have been lower had certain expenses not been reduced during the period shown.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)   Less than $500,000.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the period ended May 31, 2001 would have been 0.60%, 0.42% and 0.42% for Class A, Class B and Class C, respectively.


                                                                 FUND DETAILS 27

High Yield Bond Fund
Figures audited by Ernst & Young LLP.

CLASS A SHARES -- PERIOD ENDED                            10-31-96     5-31-97(1)    5-31-98     5-31-99      5-31-00     5-31-01
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.20         $7.55        $7.87       $8.26        $6.57       $5.87
Net investment income                                        0.76(2)       0.45         0.78(2)     0.75(2)      0.72(2)     0.65(2)
Net realized and unrealized gain (loss) on investments       0.35          0.32         0.51       (1.59)       (0.70)      (0.76)
Total from investment operations                             1.11          0.77         1.29       (0.84)        0.02       (0.11)
Less distributions
From net investment income                                  (0.76)        (0.45)       (0.78)      (0.75)       (0.72)      (0.65)
From net realized gain                                         --            --        (0.12)      (0.10)          --          --
                                                            (0.76)        (0.45)       (0.90)      (0.85)       (0.72)      (0.65)
Net asset value, end of period                              $7.55         $7.87        $8.26       $6.57        $5.87       $5.11
Total return(3) (%)                                         16.06         10.54(4)     17.03       (9.85)        0.15       (1.82)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $53           $98         $273        $285         $238        $228
Ratio of expenses to average net assets (%)                  1.10          1.05(5)      0.97        0.98         0.99        0.99
Ratio of net investment income to average net assets (%)    10.31         10.19(5)      9.33       10.94        11.36       10.87
Portfolio turnover (%)                                        113            78          100          56           49          57

CLASS B SHARES -- PERIOD ENDED                            10-31-96     5-31-97(1)    5-31-98     5-31-99      5-31-00     5-31-01
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.20         $7.55        $7.87       $8.26        $6.57       $5.87
Net investment income                                        0.70(2)       0.42         0.71(2)     0.70(2)      0.67(2)     0.61(2)
Net realized and unrealized gain (loss) on investments       0.35          0.32         0.51       (1.59)       (0.70)      (0.76)
Total from investment operations                             1.05          0.74         1.22       (0.89)       (0.03)      (0.15)
Less distributions
  From net investment income                                (0.70)        (0.42)       (0.71)      (0.70)       (0.67)      (0.61)
  From net realized gain                                       --            --        (0.12)      (0.10)          --          --
                                                            (0.70)        (0.42)       (0.83)      (0.80)       (0.67)      (0.61)
Net asset value, end of period                              $7.55         $7.87        $8.26       $6.57        $5.87       $5.11
Total return(3) (%)                                         15.24         10.06(4)     16.16      (10.54)       (0.61)      (2.51)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $243          $379         $798        $835         $691        $571
Ratio of expenses to average net assets (%)                  1.82          1.80(5)      1.72        1.73         1.74        1.68
Ratio of net investment income to average net assets (%)     9.49          9.45(5)      8.62       10.20        10.61       10.87
Portfolio turnover (%)                                        113            78          100          56           49          57

CLASS C SHARES -- PERIOD ENDED                            5-31-98(6)   5-31-99   5-31-00   5-31-01
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $8.45        $8.26     $6.57     $5.87
Net investment income(2)                                     0.06         0.70      0.67      0.61
Net realized and unrealized gain (loss) on investments      (0.19)       (1.59)    (0.70)    (0.76)
Total from investment operations                            (0.13)       (0.89)    (0.03)    (0.15)
Less distributions
From net investment income                                  (0.06)       (0.70)    (0.67)    (0.61)
From net realized gain                                         --        (0.10)       --        --
                                                            (0.06)       (0.80)    (0.67)    (0.61)
Net asset value, end of period                              $8.26        $6.57     $5.87     $5.11
Total return(3) (%)                                         (1.59)(4)   (10.54)    (0.61)    (2.57)
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $3          $29       $27       $40
Ratio of expenses to average net assets (%)                  1.72(5)      1.73      1.74      1.74
Ratio of net investment income to average net assets (%)     6.70(5)     10.20     10.61     10.87
Portfolio turnover (%)                                        100           56        49        57

(1)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)   Not annualized.
(5)   Annualized.
(6)   Class C shares began operations on May 1, 1998.


28 FUND DETAILS

Investment Grade Bond Fund
Figures audited by Ernst & Young LLP.

CLASS A SHARES -- PERIOD ENDED                            3-31-97   5-31-97(1)   5-31-98   5-31-99      5-31-00      5-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.69     $9.37        $9.46     $9.72        $9.55        $9.18
Net investment income                                        0.67      0.11(2)      0.62(2)   0.59(2)      0.57(2)      0.60(2)
Net realized and unrealized gain (loss) on investments      (0.25)     0.09         0.26     (0.17)       (0.37)        0.46
Total from investment operations                             0.42      0.20         0.88      0.42         0.20         1.06
Less distributions
From net investment income                                  (0.66)    (0.11)       (0.62)    (0.59)       (0.57)       (0.60)
From net realized gain                                      (0.08)       --           --        --           --           --
                                                            (0.74)    (0.11)       (0.62)    (0.59)       (0.57)       (0.60)
Net asset value, end of period                              $9.37     $9.46        $9.72     $9.55        $9.18        $9.64
Total return(3) (%)                                          4.56(4)   2.13(4,5)    9.56(4)   4.33         2.22        11.83
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $22       $23         $163      $169         $138         $145
Ratio of expenses to average net assets (%)                  0.75      0.75(6)      1.09      1.03         1.07         1.05
Ratio of adjusted expenses to average net assets(7) (%)      1.12      1.92(6)      1.16        --           --           --
Ratio of net investment income to average net assets (%)     6.99      7.07(6)      6.43      6.03         6.08         6.30
Portfolio turnover (%)                                        427        77          250(8)    267          300          328

CLASS B SHARES -- PERIOD ENDED                            3-31-97   5-31-97(1)   5-31-98   5-31-99      5-31-00      5-31-01
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.69     $9.37        $9.46     $9.72        $9.55        $9.18
Net investment income                                        0.60      0.10(2)      0.55(2)   0.52(2)      0.50(2)      0.53(2)
Net realized and unrealized gain (loss) on investments      (0.24)     0.09         0.26     (0.17)       (0.37)        0.46
Total from investment operations                             0.36      0.19         0.81      0.35         0.13         0.99
Less distributions
From net investment income                                  (0.60)    (0.10)       (0.55)    (0.52)       (0.50)       (0.53)
From net realized gain                                      (0.08)       --           --        --           --           --
                                                            (0.68)    (0.10)       (0.55)    (0.52)       (0.50)       (0.53)
Net asset value, end of period                              $9.37     $9.46        $9.72     $9.55        $9.18        $9.64
Total return(3) (%)                                          3.84(4)   2.01(4,5)    8.74(4)   3.57         1.46        11.03
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        $7        $6          $19       $44          $27          $28
Ratio of expenses to average net assets (%)                  1.43      1.50(6)      1.84      1.77         1.81         1.77
Ratio of adjusted expenses to average net assets(7) (%)      1.80      2.67(6)      1.91        --           --           --
Ratio of net investment income to average net assets (%)     6.30      6.04(6)      5.66      5.30         5.34         5.59
Portfolio turnover (%)                                        427        77          250(8)    267          300          328

CLASS C SHARES -- PERIOD ENDED                            5-31-99(9)   5-31-00   5-31-01
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $9.66        $9.55     $9.18
Net investment income(2)                                     0.07         0.50      0.53
Net realized and unrealized gain (loss) on investments      (0.11)       (0.37)     0.46
Total from investment operations                            (0.04)        0.13      0.99
Less distributions
From net investment income                                  (0.07)       (0.50)    (0.53)
Net asset value, end of period                              $9.55        $9.18     $9.64
Total return(3) (%)                                         (0.38)(5)     1.44     11.00
----------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------
Net assets, end of period (in millions)                        --(10)       --(10)    $2
Ratio of expenses to average net assets (%)                  1.77(6)      1.82      1.80
Ratio of net investment income to average net assets (%)     5.30(6)      5.33      5.42
Portfolio turnover (%)                                        267          300       328

(1)   Effective May 31, 1997, the fiscal year end changed from March 31 to May
      31.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total return would have been lower had certain expenses not been reduced during the periods shown.
(5)   Not annualized.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)   Portfolio turnover rate excludes merger activity.
(9)   Class C shares began operations on April 1, 1999.
(10)  Less than $500,000.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for the year ended March 31, 1997, period ended May 31, 1997 and year ended May 31, 1998 would have been 4.19%, 1.93% and 9.49% for Class A and 3.47%, 1.81% and 8.67% for Class B, respectively.


                                                                 FUND DETAILS 29

Strategic Income Fund
Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES -- PERIOD ENDED                            5-31-97   5-31-98   5-31-99      5-31-00      5-31-01
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.27     $7.54     $7.84        $7.46        $6.97
Net investment income(1)                                     0.64      0.64      0.59         0.59         0.57
Net realized and unrealized gain (loss) on investments       0.27      0.34     (0.38)       (0.49)       (0.36)
Total from investment operations                             0.91      0.98      0.21         0.10         0.21
Less distributions
From net investment income                                  (0.64)    (0.64)    (0.59)       (0.59)       (0.56)
From net realized gain on investments sold                     --     (0.04)       --           --           --
From capital paid-in                                           --        --        --           --        (0.01)
                                                            (0.64)    (0.68)    (0.59)       (0.59)       (0.57)
Net asset value, end of period                              $7.54     $7.84     $7.46        $6.97        $6.61
Total return(2) (%)                                         12.99     13.43      2.77         1.37         3.15
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $417      $489      $541         $511         $512
Ratio of expenses to average net assets (%)                  1.00      0.92      0.89         0.91         0.93
Ratio of net investment income to average net assets (%)     8.61      8.20      7.71         8.09         8.40
Portfolio turnover (%)                                        132       112        55(3)        36(3)        48

CLASS B SHARES -- PERIOD ENDED                            5-31-97   5-31-98   5-31-99      5-31-00      5-31-01
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.27     $7.54     $7.84        $7.46        $6.97
Net investment income(1)                                     0.59      0.59      0.53         0.54         0.52
Net realized and unrealized gain (loss) on investments       0.27      0.34     (0.38)       (0.49)       (0.35)
Total from investment operations                             0.86      0.93      0.15         0.05         0.17
Less distributions
From net investment income                                  (0.59)    (0.59)    (0.53)       (0.54)       (0.52)
From net realized gain on investments sold                     --     (0.04)       --           --           --
From capital paid-in                                           --        --        --           --        (0.01)
                                                            (0.59)    (0.63)    (0.53)       (0.54)       (0.53)
Net asset value, end of period                              $7.54     $7.84     $7.46        $6.97        $6.61
Total return(2) (%)                                         12.21     12.64      2.06         0.65         2.44
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $328      $473      $619         $564         $555
Ratio of expenses to average net assets (%)                  1.70      1.62      1.59         1.61         1.63
Ratio of net investment income to average net assets (%)     7.90      7.50      7.01         7.39         7.69
Portfolio turnover (%)                                        132       112        55(3)        36(3)        48

CLASS C SHARES -- PERIOD ENDED                            5-31-98(4)   5-31-99   5-31-00   5-31-01
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.87        $7.84     $7.46     $6.97
Net investment income(1)                                     0.05         0.53      0.53      0.52
Net realized and unrealized gain (loss) on investments      (0.03)(5)    (0.38)    (0.49)    (0.35)
Total from investment operations                             0.02         0.15      0.04      0.17
Less distributions
From net investment income                                  (0.05)       (0.53)    (0.53)    (0.52)
From capital paid-in                                           --           --        --     (0.01)
                                                            (0.05)       (0.53)    (0.53)    (0.53)
Net asset value, end of period                              $7.84        $7.46     $6.97     $6.61
Total return(2) (%)                                          0.23(6)      2.04      0.65      2.43
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $0.6          $22       $36       $69
Ratio of expenses to average net assets (%)                  1.62(7)      1.59      1.61      1.63
Ratio of net investment income to average net assets (%)     7.34(7)      7.01      7.39      7.65
Portfolio turnover (%)                                        112           55(3)     36(3)     48

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Portfolio turnover rate excludes merger activity.
(4)   Class C shares began operations on May 1, 1998.
(5) The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period ended May 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(6)   Not annualized.
(7)   Annualized.


30 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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                                                 (C)2002 JOHN HANCOCK FUNDS, LLC
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